Average Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2023
Fidelity Mortgage Securities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.21%)
Past 5 years	(0.55%)
Past 10 years	0.72%
Fidelity Mortgage Securities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.86%)
Past 5 years	(1.37%)
Past 10 years	(0.20%)
Fidelity Mortgage Securities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.22%)
Past 5 years	(0.72%)
Past 10 years	0.17%
LB006
Average Annual Return:
Past 1 year	(11.81%)
Past 5 years	(0.53%)
Past 10 years	0.74%